Investments for account of policyholders	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investments for account of policyholders
23 Investments for account of policyholders
Investments for account of policyholders comprise financial assets at fair value through profit or loss, excluding derivatives, and investments in real estate.

	Note	2020	2019
Shares		25,288	25,288

Debt securities		19,885	20,744

Money market and other short-term investments		1,051	1,805

Deposits with financial institutions		4,185	3,278

Unconsolidated investment funds		168,777	170,039

Other		4,520	4,634
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		223,705	225,788

Investments in real estate	23.1	467	586
Total investments for account of policyholders		224,172	226,374
Refer to note 44 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.
23.1 Investments in real estate for account of policyholders

	2020	2019
At January 1	586	612

Subsequent expenditure capitalized	4	2

Disposals	(56)	(43)

Fair value gains / (losses)	(36)	(18)

Net exchange differences	(31)	34

At December 31	467	586
The investment properties are leased out under operating leases.

	2020	2019	2018
Rental income reported as part of investment income	27	42	47

Direct operating expenses from investment in real estate for account of policyholders	8	6	4
There are no restrictions on the realizability of investment property or the remittance of income and proceeds of disposal.
Refer to note 45 Commitments and contingencies for a summary of contractual obligations to purchase investment property.